Concentration of Credit Risk (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.22%	6.46%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.46%	21.83%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	4.13%	11.61%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	24.36%	0.00%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	33.77%	18.50%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	9.67%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	37.93%	46.00%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.35%	38.70%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	53.03%	27.76%
Supplier D [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	21.09%	0.00%
Supplier D [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer C [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.21%	0.00%
Customer C [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.16%	0.00%
Customer D [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	5.83%	29.52%
Customer D [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	31.08%	12.31%